Other liabilities and provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other liabilities and provisions
Employee bonus	€ 512	€ 334
Accruals for commissions	298	236
Accrual for warranty	292	228
Liabilities from payroll	255	237
Accruals for vacation and overtime	230	124
Accruals for compensation of supervisory board	180	180
Accruals for licenses	92	68
Accruals for management compensation	83
Liabilities from VAT	50	27
Others	116	149
Total	2,108	1,583
Other non-current liabilities	€ 0	€ 5